Intangible assets - Composition Of Goodwill By Acquisition (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Breakdown Of The Total Goodwill [Line Items]
Intangible assets and goodwill	$ 411,521	$ 358,908	$ 22,357	$ 25,457
Gross carrying amount
Disclosure Of Breakdown Of The Total Goodwill [Line Items]
Intangible assets and goodwill	496,304	425,832	82,365	$ 80,327
Gross carrying amount | Goodwill
Disclosure Of Breakdown Of The Total Goodwill [Line Items]
Intangible assets and goodwill	276,819	242,891	$ 0
Moneda | Gross carrying amount | Goodwill
Disclosure Of Breakdown Of The Total Goodwill [Line Items]
Intangible assets and goodwill	242,508	242,891
VBI | Gross carrying amount | Goodwill
Disclosure Of Breakdown Of The Total Goodwill [Line Items]
Intangible assets and goodwill	15,760	0
Igah | Gross carrying amount | Goodwill
Disclosure Of Breakdown Of The Total Goodwill [Line Items]
Intangible assets and goodwill	$ 18,551	$ 0